Other payables (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Other payables
Rental fee payable	$ 136,278	$ 0
Promotion fee payable	80,720	143,710
Welfare payables	3,095	7,835
Others	7,432	0
Accrued Liabilities, Current, Total	$ 227,525	$ 151,545